Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

a)
On October 10, 2018, the Company entered into a supplemental letter with UniCredit Bank A.G. with regards to the September 11, 2015 facility in order to, among other things, (i) defer an installment repayment of $1,552 due on September 25, 2018 to October 2018, (ii) agree to the sales of the Gladiatorshipand the Guardianship (Note 6) and (iii) agree for the underlying loan amounts to remain blocked in the vessels' earnings accounts, and instead of prepaying the loan, to remain available to fund the acquisition of a new Capesize vessel (Note 14g). The deferred installment was paid on October 11, 2018.

b)	On October 11, 2018, the Gladiatorship was delivered to her new owners. Proceeds of $9,505 were retained with UniCredit to fund the acquisition of a new Capesize vessel (Note 14g).

c)
On October 23, 2018, the Company received written notification from the NASDAQ Stock Market, indicating that the Company was granted an additional 180-day grace period, until April 22, 2019, to cure its non- compliance with Nasdaq Listing Rule 5550(a)(2). The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. The Company intends to cure the deficiency within the prescribed grace period. During this time, the Company's common stock will continue to be listed and trade on the Nasdaq Capital Market.

d)
On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA ("Cargill") for the purpose of refinancing the outstanding indebtedness of the Championship under the previous loan facility with Amsterdam Trade Bank dated September 25, 2017. The Company sold and chartered back the vessel from Cargill on a sub-bareboat basis for a five year period, having a purchase obligation at the end of the fifth year. The sub-bareboat charter is secured by an account pledge agreement and technical and commercial managers' undertakings. The cost of the financing is equivalent to an expected fixed interest rate of 4.69% for 5 years. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at the end of which it has a purchase obligation at $13,500. Moreover, as part of the transaction, the Company has issued 1,800,000 of its common shares to Cargill which are subject to customary statutory registration requirements. On the same date, Amsterdam Trade Bank entered into a deed of release, with respect to the Championship, releasing the underlying borrower in full after the settlement of the outstanding balance of $15,700 pertaining to the specific vessel tranche. The first-priority mortgage over the Championship and all other securities created in favor of Amsterdam Trade Bank for the specific vessel tranche under the Amsterdam Trade Bank loan facility were irrevocably and unconditionally released pursuant to the deed of release. The second-priority mortgage over the Championship and all other securities created in favor of Jelco were also irrevocably and unconditionally released pursuant to a separate deed of release.

e)	On November 19, 2018, the Guardianship was delivered to her new owners. Proceeds of $10,332 were retained with UniCredit to fund the acquisition of a new Capesize vessel (Note 14g).

f)
On November 22, 2018, the Company entered into an amended and restated loan facility of the September 11, 2015 UniCredit loan facility to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and theGuardianship as borrowers and (ii) to include the vessel-owning subsidiary of the Fellowship. The first-priority mortgages over the Gladiatorship and Guardianship and all other securities created in favor of UniCredit for the specific vessels under the UniCredit facility were irrevocably and unconditionally released. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the UniCredit facility, or the financial covenants applicable to the Company as guarantor. The amended and restated loan facility is secured by first preferred mortgages and general assignments covering earnings, insurances and requisition compensation over the Premiership and the Fellowship, earnings account pledges, shares security deeds relating to the shares of both vessels' owning subsidiaries, technical and commercial managers' undertakings and, where applicable, charter assignments.

g)
On November 22, 2018, the Company took delivery of the Fellowship. The acquisition of the vessel was financed through the amended and restated loan facility with UniCredit (Note 14f) and by cash on hand. The vessel is chartered by a major European dry bulk operator under her previous ownership at a gross daily rate of $17,150 with a latest redelivery date in January 2019.